Income Taxes - Components of Recognized Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	€ 3,559	€ 3,065
Total deferred tax liabilities	2,071	2,035
Total deferred tax assets, net	1,488	1,030
Intangible assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	759	455
Total deferred tax liabilities	903	854
Property, plant and equipment
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	19	19
Total deferred tax liabilities	525	529
Deferred Tax Liabilitie	405	400
Other financial assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	14	11
Total deferred tax liabilities	169	239
Trade and other receivable
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	58	115
Total deferred tax liabilities	206	178
Pension provisions
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	196	194
Total deferred tax liabilities	29	21
Share-based payments
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	278	197
Total deferred tax liabilities	1	0
Other provisions and obligations
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	1,097	1,155
Total deferred tax liabilities	50	87
Deferred Tax Asset	472	452
Contract liabilities/deferred income
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	781	631
Total deferred tax liabilities	7	4
Carryforwards of unused tax losses
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	146	123
Research and development and foreign tax credits
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	77	57
Other
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	134	108
Total deferred tax liabilities	€ 181	€ 123